Property, Plant and Equipment ('PP&E')	12 Months Ended
Dec. 31, 2019
Property, Plant and Equipment ('PP&E")
Property, Plant and Equipment ('PP&E')

7. Property, plant and equipment (‘PP&E’)

	Buildings and
	leasehold	Laboratory
	improvements	equipment	Other	Total
	(€ in thousands)	(€ in thousands)	(€ in thousands)	(€ in thousands)
Balance at January 1, 2018
Cost	1,856	2,004	1,309	5,169
Accumulated depreciation	(802)	(1,069)	(793)	(2,664)
Carrying amount	1,054	935	516	2,505

Additions	18	281	13	312
Depreciation	(296)	(419)	(238)	(953)
Disposals	—	—	—	—
Movement for the period	(278)	(138)	(225)	(641)

Balance at December 31, 2018
Cost	1,874	2,285	1,322	5,481
Accumulated depreciation	(1,098)	(1,488)	(1,031)	(3,617)
Carrying amount	776	797	291	1,864

Effect of initial application of IFRS 16 Leases (note 21)	2,359	—	—	2,359

Balance at January 1, 2019
Cost	4,233	2,285	1,322	7,840
Accumulated depreciation	(1,098)	(1,488)	(1,031)	(3,617)
Carrying amount	3,135	797	291	4,223

Additions	141	694	—	835
Depreciation	(1,485)	(433)	(134)	(2,052)
Effect of lease modification (note 21)	(566)	—	—	(566)
Disposals	—	—	—	—
Movement for the period	(1,910)	261	(134)	(1,783)

Balance at December 31, 2019
Cost	3,808	2,979	1,322	8,109
Accumulated depreciation	(2,583)	(1,921)	(1,165)	(5,669)
Carrying amount	1,225	1,058	157	2,440

The depreciation charge for 2019 is included in the research and development costs for an amount of € 1,583,000  (2018: € 725,000) and in the general and administrative costs for an amount of € 469,000  (2018: € 228,000).

Buildings and leasehold improvements include a right-of-use asset relating to the lease of our Leiden office and laboratory space, with a carrying amount of € 606,000 at December 31, 2019 (2018: € nil).